Financial Instruments - Estimated fair value and carrying value (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 32,206	$ 26,326	$ 24,174	$ 22,679
Restricted cash	20,762	19,128
Amounts due from affiliate	4,302	4,328
Derivative instruments	(18,536)	(1,498)
Advances (shareholder loans) to joint ventures	3,755	3,536
Current amounts due to owners and affiliates	(2,834)	(2,301)
Long-term Debt	(467,511)	(435,545)
Revolving credit facility due to owners and affiliates	(8,792)	(39,292)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(117,118)	(130,275)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(140,812)
Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(164,458)
385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	(350,393)	0
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	32,206	26,326
Restricted cash	20,762	19,128
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,302	4,328
Derivative instruments	(18,536)	(1,498)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	3,659	3,579
Current amounts due to owners and affiliates	(2,834)	(2,301)
Revolving credit facility due to owners and affiliates	(8,665)	(38,999)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(126,534)	(142,087)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(141,538)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(164,210)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	$ (359,147)	$ 0